NON-CURRENT FINANCIAL ASSETS AND CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OTHER NON-CURRENT FINANCIAL ASSETS AND CASH AND CASH EQUIVALENTS
Long-term deposits	$ 50.8	$ 38.1
Other non-current financial assets at fair value through OCI	14.3	12.6
Fair value gain	0.0	3.5	$ 0.0
Cash in hand and at bank	$ 652.3	$ 345.4